18. INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details 2
Federal statutory tax rate	(34.00%)	(34.00%)
Permanent items affecting tax rate	4.90%	0.80%
State income taxes, net of federal income tax benefit	(2.20%)	(3.30%)
Change in Deferred Rate	0.20%	(1.20%)
Return to Provision Adjustment	(0.10%)	0.20%
Miscellaneous items	(0.20%)	(1.00%)
Change in valuation allowance	31.40%	38.50%
Effective tax rate	0.00%	0.00%